Segments (Reconciliation of Net Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Net loss from continuing operations	$ (57,167)	$ (45,527)
Total net loss	(40,447)	(16,150)
Gain (Loss) On Settlement Of Accounts Payable	2,132	0
Interest expense	(3,788)	(2,050)
Loss on contingent consideration	0	2,222
Reportable Segments
Segment Reporting Information [Line Items]
Net loss from continuing operations	(40,375)	(15,491)
Reconciling Items
Segment Reporting Information [Line Items]
Other (loss) gain, net	(72)	(659)
Stock compensation related to corporate financing activities	(11,017)	(21,141)
Corporate expenses, net allocated to discontinued operations	(1,915)	(3,262)
Interest expense	(3,788)	(2,050)
Loss on contingent consideration	0	(2,222)
Corporate financing expenses	$ 0	$ (702)